Stock Option Plan (Schedule Of Stock Option Activity) (Details) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2008
Stock Option Plan [Abstract]
Outstanding, Beginning Balance, Shares	2,765,729	3,913,847	4,094,208	4,766,849
Granted, Shares	158,486	119,000	950,700	835,500
Exercised, Shares	(63,631)	(1,131,747)	(936,195)	(1,344,993)
Forfeited or canceled, Shares	(12,559)	(135,371)	(194,866)	(163,148)
Outstanding, Ending Balance, Shares	2,848,025	2,765,729	3,913,847	4,094,208
Stock options exercisable at September 30, 2011, Shares	1,900,577	1,817,047
Outstanding, Beginning Balance, Weighted-Average Exercise Price	$ 19.23	$ 16.81	$ 14.59	$ 11.20
Granted, Weighted-Average Exercise Price	$ 26.78	$ 30.65	$ 18.85	$ 22.49
Exercised, Weighted-Average Exercise Price	$ 16.37	$ 11.79	$ 9.07	$ 7.28
Forfeited or canceled , Weighted-Average Exercise Price	$ 23.25	$ 21.46	$ 17.21	$ 16.27
Outstanding, Ending Balance, Weighted-Average Exercise Price	$ 19.70	$ 19.23	$ 16.81	$ 14.59
Stock options exercisable at June 30, 2011, Weighted-Average Exercise Price	$ 18.52	$ 18.41
Outstanding, Weighted-Average Remaining Contractual Life (Years)	4.52	4.58	5.06	5.16	5.19
Stock options exercisable at June 30, 2011, Weighted-Average Remaining Contractual Life (Years)	3.74	3.91
Outstanding, Aggregate Intrinsic Value	$ 16,403	$ 38,485	$ 24,911	$ 28,516	$ 49,167
Stock options exercisable at June 30, 2011, Aggregate Intrinsic Value	$ 13,181	$ 26,773